Vanguard® Managed Allocation Fund
Schedule of Investments (unaudited)
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Investment Companies (96.9%)
U.S. Stock Funds (33.8%)
Vanguard Total Stock Market Index Fund Investor Shares	2,158,200	214,417
Vanguard Value Index Fund Investor Shares	1,151,764	62,092
Vanguard Dividend Appreciation Index Fund Admiral Shares	961,795	40,203
Vanguard High Dividend Yield Index Fund Admiral Shares	1,030,264	32,783
Vanguard Small-Cap Value Index Fund Admiral Shares	469,412	32,051
		381,546
Global Stock Fund (0.6%)
Vanguard Global Minimum Volatility Fund Investor Shares	462,047	6,307
International Stock Funds (23.1%)
Vanguard Total International Stock Index Fund Investor Shares	13,610,322	241,311
Vanguard Emerging Markets Stock Index Fund Investor Shares	761,374	19,476
		260,787
U.S. Bond Funds (24.9%)
[1] Vanguard Total Bond Market II Index Fund Investor Shares	18,756,848	180,066
Vanguard Ultra-Short-Term Bond Fund Investor Shares	10,254,597	101,520
		281,586
International Bond Funds (5.5%)
Vanguard Emerging Markets Bond Fund Investor Shares	3,366,684	32,051
Vanguard Total International Bond Index Fund Investor Shares	3,078,727	30,110
		62,161
Alternative Funds (9.0%)
Vanguard Alternative Strategies Fund Investor Shares	4,285,537	70,669
Vanguard Commodity Strategy Fund Admiral Shares	916,174	24,214
Vanguard Market Neutral Fund Investor Shares	517,187	6,325
		101,208
Total Investment Companies (Cost $913,054)		1,093,595
Temporary Cash Investments (2.9%)
Money Market Fund (2.9%)
[1] Vanguard Market Liquidity Fund, 4.839% (Cost $33,009)	330,124	33,009
Total Investments (99.8%) (Cost $946,063)		1,126,604
Other Assets and Liabilities—Net (0.2%)		2,504
Net Assets (100%)		1,129,108
Cost is in $000.
1	Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2023, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Dec. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2023 Market Value ($000)
Vanguard Alternative Strategies Fund	71,140	—	—	—	(471)	—	—	70,669
Vanguard Commodity Strategy Fund	70,458	1,346	44,675	1,395	(4,310)	—	—	24,214
Vanguard Dividend Appreciation Index Fund	41,373	192	2,000	455	183	192	—	40,203
Vanguard Emerging Markets Bond Fund	35,027	708	4,000	(564)	880	531	—	32,051
Vanguard Emerging Markets Stock Index Fund	27,214	345	9,000	1,005	(88)	4	—	19,476
Vanguard Global Minimum Volatility Fund	30,308	—	24,112	6,117	(6,006)	—	—	6,307
Vanguard High Dividend Yield Index Fund	35,356	220	2,000	520	(1,313)	220	—	32,783
Vanguard Market Liquidity Fund	437	NA1	NA1	1	—	95	—	33,009
Vanguard Market Neutral Fund	58,016	—	52,000	12,283	(11,974)	—	—	6,325
Vanguard Small-Cap Value Index Fund	53,053	207	22,494	7,862	(6,577)	207	—	32,051
Vanguard Total Bond Market II Index Fund	138,261	39,070	1,500	(17)	4,252	1,071	—	180,066
Vanguard Total International Bond Index Fund	28,716	450	—	—	944	114	—	30,110
Vanguard Total International Stock Index Fund	252,471	495	27,745	5,655	10,435	495	—	241,311
Vanguard Total Stock Market Index Fund	198,007	15,748	13,142	(1,097)	14,901	748	—	214,417
Vanguard Ultra-Short-Term Bond Fund	70,211	30,890	—	—	419	701	—	101,520
Vanguard Value Index Fund	65,285	347	2,625	865	(1,780)	346	—	62,092
Total	1,175,333	90,018	205,293	34,480	(505)	4,724	—	1,126,604
1	Not applicable—purchases and sales are for temporary cash investment purposes.